Additional analysis of loans - Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial investments
Loans	$ 14,588.0	$ 16,583.0
Mortgage loans
Financial investments
Loans	7,991.0	10,069.0
Operating segments | US
Financial investments
Loans	12,340.0	14,611.0
Operating segments | US | Mortgage loans
Financial investments
Loans	7,833.0	9,904.0
Operating segments | US | Mortgage loans | Average
Financial investments
Loans	$ 18.5	$ 19.3
Estimated loan to value (as a percent)	54.00%	54.00%
Operating segments | US insurance operations | Mortgage loans
Financial investments
Loans with restructured contractual terms	$ 493.0	$ 0.0
Impairment	$ 0.0
Operating segments | US insurance operations | Mortgage loans | Minimum
Financial investments
Contractual term (in months)	6 months
Operating segments | US insurance operations | Mortgage loans | Maximum
Financial investments
Contractual term (in months)	14 months